Average Annual Total Returns - Transamerica American Funds Managed Risk VP	Service 1 Year	Service 5 Years	Service Since Inception	Service Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica American Funds Managed Risk VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica American Funds Managed Risk VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica American Funds Managed Risk VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.29%	7.13%	5.54%	May 01, 2015	18.40%	15.22%	13.20%	14.73%	[1]	11.11%	[1]	9.64%	[1]

[1]	The Transamerica American Funds Managed Risk VP Blended Benchmark consists of the following: S&P 500® Index, 60%; and Bloomberg Barclays US Aggregate Bond Index, 40%.